CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2020
CAPITAL AND RESERVES
Summary of changes in Other reserves

		Equity	Accumulated
		component of	other	Total
	Contributed	convertible	comprehensive	other
	surplus	notes	loss	reserves
Balance - January 1, 2019	$48,886	$17,603	$(193,997)	$(127,508)
Shares issued upon exercise of options	(4,043)	—	—	(4,043)
Value assigned to options vested	2,625	—	—	2,625
Balance - December 31, 2019	$47,468	$17,603	$(193,997)	$(128,926)
Shares issued upon exercise of options	(6,418)	—	—	(6,418)
Value assigned to options vested	277	—	—	277
Balance - December 31, 2020	$41,327	$17,603	$(193,997)	$(135,067)

Summary of changes in share options

	2020		2019
		Weighted		Weighted
		average		average
	Number of	exercise price	Number of	exercise price
	share options	(in CAD)	share options	(in CAD)
Outstanding, January 1,	3,468,310	$10.01	4,562,919	$9.47
Granted	—	—	140,000	14.07
Exercised	(2,031,747)	8.85	(1,209,709)	8.39
Forfeited	(308,022)	11.50	(19,800)	12.97
Expired	(192,439)	12.38	(5,100)	12.97
Outstanding, December 31,	936,102	$11.53	3,468,310	$10.01

Summary of information about share options outstanding and exercisable

	Share options outstanding		Share options exercisable
				Weighted
	Number of	Weighted	Number of	average
	share options	average years	share options	exercise price
Exercise prices (in CAD)	outstanding	to expiry	exercisable	(in CAD)
$6.00 - $7.99	50,000	0.19	50,000	$7.24
$8.00 - $9.99	259,475	1.14	259,475	9.75
$10.00 - $11.99	55,000	0.81	55,000	10.73
$12.00 - $13.99	561,627	1.81	460,977	12.87
$14.00 - $15.99	10,000	0.61	10,000	15.17
	936,102	1.46	835,452	$11.45

Summary of weighted average assumptions employed to estimate the fair value of options granted using the Black-Scholes option pricing model

	For the year ended
	December 31,	December 31,
	2020	2019
Risk-free interest rate	N/A	1.43%
Expected volatility	N/A	55.21%
Expected life	N/A	5 years
Expected dividend yield	N/A	Nil

Summary of basic and diluted earnings per share

	For the year ended
	December 31,	December 31,
	2020	2019

Net (loss) earnings for the year	$(38,438)	$40,917

Basic weighted average number of common shares outstanding	186,412,795	184,731,109
Effective impact of dilutive securities:
Share options	—	972,815
RSU's	—	27,402

Diluted weighted average number of common shares outstanding	186,412,795	185,731,326

(Loss) earnings per share
Basic	$(0.21)	$0.22
Diluted	$(0.21)	$0.22

RSU's
CAPITAL AND RESERVES
Summary of changes

	2020		2019
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	RSU's	value (in CAD)	RSU's	value (in CAD)
Outstanding, January 1,	404,523	$14.44	741,886	$11.31
Granted	463,971	11.99	—	—
Settled	(231,235)	14.32	(297,062)	13.54
Forfeited	(224,894)	14.91	(40,301)	12.87
Outstanding, December 31,	412,365	$14.55	404,523	$14.44

PSU's
CAPITAL AND RESERVES
Summary of changes

	2020		2019
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	PSU's	value (in CAD)	PSU's	value (in CAD)
Outstanding, January 1,	166,085	$14.44	166,085	$11.31
Granted	222,860	12.21	—	—
Settled	(9,665)	14.71	—	—
Forfeited	(278,308)	14.96	—	—
Outstanding, December 31,	100,972	$14.55	166,085	$14.44

DSU's
CAPITAL AND RESERVES
Summary of changes

	2020		2019
		Weighted		Weighted
	Number of	average fair	Number of	average fair
	DSU’s	value (in CAD)	DSU’s	value (in CAD)
Outstanding, January 1,	156,825	$14.45	117,587	$11.57
Granted	103,184	12.51	39,238	12.36
Outstanding, December 31,	260,009	$14.59	156,825	$14.45